Financial instruments (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Financial instruments
Unrealized Foreign Exchange Gain Or Loss	$ 150,039
Company Held Foreign Exchange Assets	$ 1,177,291